ACQUISITIONS AND GOODWILL - Allocation of purchase price (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Business Combinations, Allocation of Purchase Price
Cash consideration	¥ 1,196,758	¥ 3,451,941
Fair value of consideration		5,230,362
Effective settlement of pre-existing relationships upon consolidation		20,000
Other net assets acquired		(256,650)
Identifiable intangible assets		(689,800)
Deferred tax liabilities		159,592
Total identifiable net assets		(786,858)
Goodwill	7,076,505	7,076,505	¥ 7,076,505
Property and equipment		2,974,715
Accounts payable		412,380
Accounts receivable		224,307
Short-term borrowings		461,494
Long-term borrowings		840,000
Finance lease and other financing obligations, current and non-current		1,463,851
Asset acquisitions
Non-controlling interests recognized upon these asset acquisitions	¥ 0	56,519	¥ 0
Customer contract
Business Combinations, Allocation of Purchase Price
Identifiable intangible assets		¥ (689,800)
Customer contract | Minimum
Business Combinations, Allocation of Purchase Price
Amortization based on remaining terms (in years)		5 years 8 months 12 days
Customer contract | Maximum
Business Combinations, Allocation of Purchase Price
Amortization based on remaining terms (in years)		7 years
Various Business Combinations
Business Combinations, Allocation of Purchase Price
Goodwill		¥ 4,463,504
Consideration
Business Combinations, Allocation of Purchase Price
Cash consideration		¥ 768,107